LION BATTERY TECHNOLOGIES INC. (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of detailed information about investment property [abstract]
Disclosure of gross funding to Lion [Table Text Block]
Date	Gross Funding to Lion
July 2019	$1,100
June 2020	$700
February 2021	$700
February 2022	$500
February 2023	$590
June 2023	$560
November 2023	$362
December 2023	$100
Total	$4,612